Long Term Investments, Net - Schedule of Long Term Investments, Net (Detail) - USD ($) $ in Thousands		May 31, 2026	May 31, 2025
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value		$ 6,930	$ 7,851
Equity securities without readily determinable fair value		75,802	82,473
Long term investments		383,063	388,481
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments		149,543	167,618
Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments		150,788	130,539
Sunlands [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value	[1]	6,928	6,319
Songtsam [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value	[2]	62,473	58,717
EEO Education Tech [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value	[3]	0	9,312
VM EDU Fund [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[4]	33,789	48,345
Golden Finance [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[5]	49,719	46,729
Happy Seed Cayman Ltd [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[6]	20,679	20,183
Uhozz [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[7]	17,890	17,890
HBC Holding Cayman Islands Ltd [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[8]	29,631	14,569
New Oriental Education Industry Fund [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[9]	29,532	38,592
Thaiwoo Enterprise Management Co., Ltd [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[10]	54,767	50,180
Other investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value		2	1,532
Equity securities without readily determinable fair value	[11]	13,329	14,444
Other investments [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[12]	31,455	30,501
Other investments [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[13]	$ 32,869	$ 31,168

[1]	For the years ended May 31, 2024, 2025 and 2026, as the stock price of Sunlands fluctuated, gain of US$4,503, loss of US$1,772 and gain of US$609 were recorded in gain/(loss) from fair value change of investments on the Group’s consolidated statements of operations, respectively.
[2]	In September 2024, the Group invested 12.4% equity interests in Songtsam, a company engaged in the business of culture, tourism and accommodation and catering services. In November 2024, the Group acquired another additional 6.0% equity interests from other third parties. The Group accounted for the investment as equity securities without readily determinable fair value as Songtsam is a private company without readily determinable fair value and the investment is with liquidation preference. For the year ended May 31, 2026, no impairment loss was recorded from this investment.
[3]	In April 2017, the Group acquired 10% equity interests in EEO, a company engaged in the business of developing on-line classroom product. The Group accounted for the investment as equity securities without readily determinable fair value as EEO is a private company without readily determinable fair value. For the years ended May 31, 2024 and 2025, no impairment loss was recorded from this investment. In September 2025, the Group disposed EEO for a total consideration of US$11,952, and realized gain of US$2,640 was recorded in realized gain from long-term investments for the year ended May 31, 2026.
[4]	In June 2019, VM EDU Fund I, L.P., a market-driven investment entity, was established. The Group participates in VM EDU Fund I, L.P. as a limited partner and invested US$33,789 in VM EDU Fund I, L.P. as of May 31, 2026. The Group accounts for the investment under the equity method in accordance with Equity Method of Accounting (“ASC 323”) because the Group is a limited partner and owns 49.7% interest in VM EDU Fund I, L.P.
[5]	In April 2015, the Group invested 9.8% equity interests in Golden Finance, a company engaged in training program business associated with finance and business management. In November 2015, the Group further subscribed 9.8% equity interests. In May 2019, the Group disposed of 7.2% equity interests for a total consideration of US$33,156. The Group accounts for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.
[6]	In August 2019, the Group invested 6.4% equity interests in Happy Seed, a company engaged in cultivating logical thinking skill. In September 2020, the Group further subscribed additional 1.6% equity interests. The Group accounts for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.
[7]	In May 2015, the Group invested in Uhozz, a company providing oversea rental agency services, for a 10.0% equity interests with redemption and liquidation preferences. In March 2018, the Group further subscribed to 15.2% series B preferred shares. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.
[8]	In September 2023, the Group invested 15.0% equity interests in HBC, a company engaged in providing customized private tours and tourism services. In July 2024 and January 2026, the Group acquired additional 9.8% and 16.6% equity interests from other third parties respectively. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.
[9]	In July 2018, Education Industry Fund was established. There are two general partners in the fund, which include an entity invested by Mr. Yu and an unrelated third party. The Group participates in Education Industry Fund as a limited partner and invested US$29,532 in Education Industry Fund as of May 31, 2026. The Group accounts for the investment under the equity method in accordance with ASC 323, because the Group is a limited partner and owns 44.8% interest in Education Industry Fund.
[10]	In January 2024, the Group invested in Thaiwoo Management, a company engaged in the business of real estate and ski resort operation, with a consideration of US$55,574. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group has significant influence and owns 35.0% interest in Thaiwoo Management.
[11]	The Group holds several insignificant investments in third-party private companies and has no ability to exercise significant influence over the investees. Those investments were accounted for using the measurement alternative when there is no readily determinable fair value for the investments. The Group recorded US$4,358, US$803 and nil impairment loss on these investments for the years ended May 31, 2024, 2025 and 2026, respectively.
[12]	The Group holds from 5.5% to 49.0% equity interests in other 9 third-party companies through investments in their common shares or in-substance common shares as of May 31, 2026. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. For the years ended May 31, 2024, 2025 and 2026, no impairment loss was recorded.
[13]	Other available-for-sale investments represent several insignificant individual investments classified as available-for-sale investments as of May 31, 2025 and 2026. Realized gain of US$244 and US$36 were recorded in realized gain from long-term investments for the years ended May 31, 2025 and 2026, respectively. The Group recorded US$4,412 and nil impairment loss on these investments for the years ended May 31, 2025 and 2026, respectively.